BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) per Share

	Year ended December 31,
	2021	2022	2023
Numerator:

Net loss available to shareholders of ordinary shares	$(83,946)	$(130,368)	$(66,504)

Denominator:
Shares used in computing basic and diluted net loss per ordinary shares	39,645,453	40,583,002	41,658,424